Property and Equipment, Net - Schedule of Property and Equipment (Details) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 3,233,467	$ 3,086,012	$ 3,018,026
Less: Accumulated depreciation	(447,132)	(269,078)	(71,503)
Net	2,786,335	2,816,934	2,946,523
Office Furniture [Member]
Total	237,853	226,385	37,238
Building [Member]
Total	2,760,639	2,641,211	2,821,560
Vehicle [Member]
Total	221,209	211,639	150,940
Electronic Equipment [Member]
Total	$ 13,766	$ 6,776	$ 8,287